Employee benefit liabilities	12 Months Ended
Mar. 31, 2023
Disclosure of Employee Benefit Liabilities [abstract]
Employee benefit liabilities
24.
Employee benefit liabilities

	As at March 31,
	2022	2023	2023
	(INR)	(INR)	(USD)
Non-current
Provision for gratuity (refer Note 41)	169	207	3
Total	169	207	3

Current
Provision for gratuity (refer Note 41)	20	24	0
Provision for compensated absences	159	247	3
Total	179	271	3